Restatement of Financial Statements: (Details 1) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Restatement of Financial Statements: [Abstract]
Income tax expense as previously reported	$ (18,490,873)	$ (19,090,163)
Income tax expense adjustment	6,566,898	6,566,898
Income tax expense as restated	(11,923,975)	(12,523,265)
Net income for the period as previously reported	60,558,162	57,492,311
Net income for the period adjustment	6,566,898	6,566,898
Net income for the period as restated	$ 67,125,060	$ 64,059,209
Net income per share, basic and diluted as previously reported	$ 0.61	$ 0.58
Net income per share, basic and diluted adjustment	0.06	0.06
Net income per share, basic and diluted as restated	$ 0.67	$ 0.64
Comprehensive income for the period as previously reported	$ 60,558,162	$ 57,492,311
Comprehensive income for the period adjustment	6,566,898	6,566,898
Comprehensive income for the period as restated	67,125,060	64,059,209
Net increase in payables and expenses as previously reported	13,633,268	11,664,304
Net increase in payables and expenses adjustment	(6,566,898)	(6,566,898)
Net increase in payables and expenses as restated	$ 7,066,370	$ 5,097,406